Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Notional Amounts and Fair Values of Derivatives
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	Group
	2019			2018
		Fair value			Fair value
	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading:
Exchange rate contracts	14,149	134	200	13,830	454	351
Interest rate contracts	46,564	718	315	79,038	1,421	1,105
Equity and credit contracts	2,474	283	160	2,762	251	168

Total derivatives held for trading	63,187	1,135	675	95,630	2,126	1,624

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,482	166	2	3,010	357	—
Interest rate contracts	94,550	1,022	1,488	86,422	1,065	1,315

	96,032	1,188	1,490	89,432	1,422	1,315

Designated as cash flow hedges:
Exchange rate contracts	28,502	2,023	462	33,901	3,537	200
Interest rate contracts	17,451	184	35	18,808	46	102
Equity derivative contracts	0	0	0	—	—	—

	45,953	2,207	497	52,709	3,583	302

Total derivatives held for hedging	141,985	3,395	1,987	142,141	5,005	1,617

Derivative netting (1)		(1,214)	(1,214)		(1,872)	(1,872)

Total derivatives	205,172	3,316	1,448	237,771	5,259	1,369

(1)
Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £222m (2018: £9m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £629m (2018: £354m).

Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on recognised exchanges	Settled by central counterparties	Not settled by central counterparties	Total	Traded on recognised exchanges	Traded over the counter	Traded on recognised exchanges	Traded over the counter

2019	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	0	0	44,133	44,133	0	2,324	0	663
Interest rate contracts	0	131,538	27,027	158,565	0	709	0	625
Equity and credit contracts	0	0	2,474	2,474	0	283	0	160

	0	131,538	73,634	205,172	0	3,316	0	1,448

2018
Exchange rate contracts	—	—	50,741	50,741	—	4,349	—	551
Interest rate contracts	—	154,106	30,162	184,268	—	659	—	650
Equity and credit contracts	—	—	2,762	2,762	—	251	—	168

	—	154,106	83,665	237,771	—	5,259	—	1,369

Summary of Nominal Value in Hedging Instruments

	Group
	GBP LIBOR £m	USD LIBOR £m	Other £m	Total £m

2019
Total notional value of hedging instruments:
- Cash flow hedges	23,396	8,001	0	31,397
- Fair value hedges	53,244	5,070	1,187	59,501

	76,640	13,071	1,187	90,898

Maturing after 31 December 2021:
- Cash flow hedges	11,773	2,644	0	14,417
- Fair value hedges	16,455	1,897	740	19,092

	28,228	4,541	740	33,509

Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

		Group
2019	Hedging Instruments	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 12 months	>1 and ≤ 5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts – Notional amount (£m)	4,354	5,804	27,405	43,652	13,099	94,314
	Average fixed interest rate – GBP	0.77%	0.90%	0.88%	1.33%	3.00%
	Average fixed interest rate – EUR	(0.41)%	0.29%	2.21%	1.36%	2.36%
	Average fixed interest rate – USD	0	1.54%	1.99%	2.69%	4.56%

Interest rate/FX risk	Exchange rate contracts – Notional amount (£m)	0	755	0	317	410	1,482
	Interest rate contracts – Notional amount (£m)	0	0	0	18	218	236

	Average GBP – EUR exchange rate	0	0	0	1.1781	1.1603
	Average GBP – USD exchange rate	0	1.5110	0	0	0

	Average fixed interest rate – EUR	0	0	0	3.52%	2.12%
	Average fixed interest rate – USD	0	2.38%	0	0	0

Cash flow hedges:
Interest rate risk	Interest rate contracts – Notional amount (£m)	0	339	1,066	4,671	500	6,576

	Average fixed interest rate – GBP	0	0.76%	0.82%	1.46%	0.40%

FX risk	Exchange rate contracts – Notional amount (£m)	1,187	2,119	3,758	5,217	0	12,281
	Interest rate contracts – Notional amount (£m)	0	0	0	755	0	755

	Average GBP – JPY exchange rate	0	145.9275	143.0857	140.8152	0
	Average GBP – EUR exchange rate	0	1.1444	1.1167	1.1526	0
	Average GBP – USD exchange rate	1.2856	1.2624	1.2925	1.2991	0

Interest rate/FX risk	Exchange rate contracts – Notional amount (£m)	812	0	3,367	8,009	4,033	16,221
	Interest rate contracts – Notional amount (£m)	0	0	3,121	4,829	2,170	10,120

	Average GBP – EUR exchange rate	1.2742	0	1.1689	1.3114	1.2090
	Average GBP – USD exchange rate	0	0	1.5357	1.5811	1.4499

	Average fixed interest rate – GBP	2.49%	0	2.16%	2.87%	2.96%

2018
Fair value hedges:
Interest rate risk	Interest rate contracts – Notional amount (£m)	6,162	8,411	14,611	39,508	15,652	84,344

	Average fixed interest rate – GBP	0.63%	0.79%	1.06%	1.59%	2.85%
	Average fixed interest rate – EUR	(0.22)%	0.67%	0.91%	1.09%	1.26%
	Average fixed interest rate – USD	1.51%	1.31%	1.34%	2.68%	2.18%

Interest rate/FX risk	Exchange rate contracts – Notional amount (£m)	392	1,295	—	1,101	222	3,010
	Interest rate contracts – Notional amount (£m)	392	1,295	—	90	301	2,078

	Average GBP – EUR exchange rate	—	—	—	1.1827	1.1682
	Average GBP – USD exchange rate	1.5800	1.3325	—	1.5110	—

	Average fixed interest rate – EUR	—	—	—	3.89%	3.92%
	Average fixed interest rate – USD	3.62%	2.50%	—	2.38%	7.95%

Cash flow hedges:
Interest rate risk	Interest rate contracts – Notional amount (£m)	—	1,715	1,991	3,100	—	6,806

	Average fixed interest rate – GBP	—	0.73%	0.73%	1.33%	—

FX risk	Exchange rate contracts – Notional amount (£m)	3,916	2,552	2,961	5,596	—	15,025
	Interest rate contracts – Notional amount (£m)	—	—	—	785	—	785

	Average GBP – JPY exchange rate	—	147.2149	146.3718	145.3191	—
	Average GBP – EUR exchange rate	—	—	1.2803	1.1349	—
	Average GBP – USD exchange rate	1.3035	1.3067	1.3099	1.3049	—

Interest rate/FX risk	Exchange rate contracts – Notional amount (£m)	—	—	1,773	11,481	5,622	18,876
	Interest rate contracts – Notional amount (£m)	—	—	784	7,562	2,871	11,217

	Average GBP – EUR exchange rate	—	—	1.2523	1.2707	1.2167
	Average GBP – USD exchange rate	—	—	1.6333	1.5447	1.5109

	Average fixed interest rate – GBP	—	—	2.34%	2.66%	2.90%

Summary of Net Gains Or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income
Net gains or losses arising from fair value and cash flow hedges included in net trading and other income

	Group
	2019 £m	2018 £m	2017 £m
Fair value hedging:
(Losses)/gains on hedging instruments	(360)	4	56
Gains/(losses) on hedged items attributable to hedged risks	414	75	(2)

Fair value hedging ineffectiveness	54	79	54
Cash flow hedging ineffectiveness	(46)	(45)	(49)

	8	34	5

Summary of Information About Hedging Ineffectiveness by Risk Category
Hedge ineffectiveness can be analysed by risk category as follows:

	Group
	2019			2018
	Change in FV of hedging instruments £m	Change in FV of hedged items £m	Recognised in income statement £m	Change in FV of hedging instruments £m	Change in FV of hedged items £m	Recognised in income statement £m
Fair value hedges:
Interest rate risk	(264)	284	20	26	15	41
Interest rate/FX risk	(96)	130	34	(22)	60	38

	(360)	414	54	4	75	79

		Group
		2019				2018
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV £m	Recognised in OCI £m	Recognised in income statement £m	Reclassified from reserves to income £m	Change in FV £m	Recognised in OCI £m	Recognised in income statement £m	Reclassified from reserves to income £m
Cash flow hedges:
Interest rate risk	Net interest income	34	(33)	1	13	20	(14)	6	26
FX risk	Net interest income/net trading and other income	(333)	329	(4)	(316)	18	(20)	(2)	9
Equity risk	Operating expenses	0	0	0	0	(12)	12	—	(9)
Interest rate/FX risk	Net interest income/net trading and other income	(604)	561	(43)	(709)	722	(771)	(49)	726

		(903)	857	(46)	(1,012)	748	(793)	(45)	752

Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting

	Group
	2019 £m	2018 £m
Balance at 1 January	326	285
Effective portion of changes in fair value:
- Interest rate risk	33	14
- Foreign currency risk	(329)	20
- Equity risk	0	(12)
- Interest rate/foreign currency risk	(561)	771

	(857)	793

Income statement transfers:
- Interest rate risk	(13)	(26)
- Foreign currency risk	316	(9)
- Equity risk	0	9
- Interest rate/foreign currency risk	709	(726)

	1,012	(752)

Balance at 31 December	481	326

Summary of Details of Hedged Exposures by Hedging Strategies
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

	Group
	2019					2018
	Carrying value £m	Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness £m	Carrying value £m	Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness £m
		Hedged item £m	Portfolio hedge of interest rate risks £m	Of which Discontinued hedges £m			Hedged item £m	Portfolio hedge of interest rate risks £m	Of which Discontinued hedges £m
Fair value hedges
Interest rate risk:
Loans and advances to customers	43,098	0	870	630	258	42,075	—	638	729	(149)
Other financial assets at amortised cost	6,627	0	142	121	83	6,640	—	59	—	59
Reverse repos – non trading	17,121	0	(2)	0	(2)	10,954	—	—	—	—
Other financial assets at FVOCI	5,944	102	0	82	125	7,429	10	—	123	(46)
Deposits by customers	(9,944)	(85)	4	(11)	(110)	(702)	—	1	—	—
Deposits by banks	(517)	(16)	0	(17)	(1)	(516)	(15)	—	(23)	9
Debt securities in issue	(8,099)	(303)	(166)	(300)	(50)	(11,920)	(199)	(191)	(369)	121
Subordinated liabilities	(707)	(181)	(48)	(204)	(19)	(694)	(161)	(52)	(223)	21
Interest rate/FX risk:
Other financial assets at FVOCI	241	3	0	0	(4)	18	—	—	—	—
Debt securities in issue	(1,396)	(135)	0	(122)	136	(3,192)	(170)	—	(179)	37
Subordinated liabilities	7	7	0	7	(2)	9	9	—	9	23

	52,375	(608)	800	186	414	50,101	(526)	455	67	75

		Group
		2019			2018
	Hedged item balance sheet line item	Change in value to calculate hedge ineffectiveness £m	Cash flow hedge reserve £m	Balances on cash flow hedge reserve for discontinued hedges £m	Change in value to calculate hedge ineffectiveness £m	Cash flow hedge reserve £m	Balances on cash flow hedge reserve for discontinued hedges £m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	(34)	21	(11)	(19)	(4)	(2)
	Loans and advances to banks	(2)	0	0	—	(2)	—
	Deposits by banks	3	(2)	0	6	(1)	—
	Debt securities in issue	0	0	0	(1)	—	—
FX risk:	Other financial assets at FVOCI	(122)	3	0	199	(1)	—
	Not applicable – highly probable forecast transactions	267	2	0	(1)	—	—
	Deposits by customers	3	0	0	—	—	—
	Deposits by banks	4	0	0	—	—	—
	Debt securities in issue	177	(3)	0	(218)	22	3
Equity risk:	Other liabilities	0	0	(1)	12	—	—
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	630	280	20	(564)	233	50
	Subordinated liabilities/loans and advances to customers	(69)	180	0	(207)	79	—

		857	481	8	(793)	326	51